Restatement of Interim Financial Information (Details) - Schedule of condensed statement balance sheet - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 10, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Number of common stock outstanding (in Shares)	24,136,072
Value of common stock subject to possible redemption	$ 241,360,720	$ (180,671)
Class A Common stock excluding common stock subject to possible redemption	4,613,928
Class A Common stock value	461	136	$ 135
Additional paid-in capital	16,277,478	5,180,583	4,999,913
Accumulated deficit	(11,278,892)	(181,675)	(999)
Total Stockholders’ Equity (Deficit)	$ 5,000,005	5,000,002	5,000,007
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Number of common stock outstanding (in Shares)	4,613,928
Value of common stock subject to possible redemption	$ 46,139,280	(590,001)
Class A Common stock excluding common stock subject to possible redemption	(4,613,928)
Class A Common stock value	(461)	229	222
Additional paid-in capital	(16,253,340)	1,469,803	879,809
Accumulated deficit	(29,885,479)	(1,470,032)	(880,031)
Total Stockholders’ Equity (Deficit)	$ (46,139,280)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Number of common stock outstanding (in Shares)	28,750,000
Value of common stock subject to possible redemption	$ 287,500,000	(770,672)
Class A Common stock excluding common stock subject to possible redemption
Class A Common stock value		365	357
Additional paid-in capital	24,138	6,650,386	5,879,722
Accumulated deficit	(41,164,371)	(1,651,707)	(881,030)
Total Stockholders’ Equity (Deficit)	$ (41,139,275)	$ 5,000,002	$ 5,000,007